RISK MANAGEMENT - Sensitivity to Interest Rate Risk of the Banking Book (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Interest Rate Risk VaR | Sensitivity 100 bps
RISK MANAGEMENT
Assets	$ 1,262,776	$ 1,152,782	$ 76,219	$ 75,052
Liabilities	915,528	595,749	83,051	74,800
Net	$ 347,248	557,033	$ (6,832)	$ 252
Equity Risk VaR
RISK MANAGEMENT
Percentage of decrease in market value of investments	11.90%
Fair value	$ 36,226	$ 41,096
Delta, decrease in measurement input	14.70%	14.70%	14.70%	14.70%
Sensitivity (decrease in value)	$ 5,325	$ 6,041